Pledged assets and collateral	12 Months Ended
Mar. 31, 2020
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2019 and 2020:

	2019	2020
	(in billions of yen)
Interest-bearing deposits in other banks	68	69
Trading account assets	4,137	5,705
Investments	6,076	4,155
Loans	4,055	3,887
Other assets	1,886	2,786

Total	16,222	16,602

The associated liabilities collateralized by the above assets at March 31, 2019 and 2020 are summarized below:

	2019	2020
	(in billions of yen)
Deposits	386	1,057
Payables under repurchase agreements	3,435	5,480
Payables under securities lending transactions	1,675	1,094
Other short-term borrowings	519	4,014
Long-term debt	1,431	213

Total	7,446	11,858

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2019 and 2020, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥43,552 billion and ¥38,808 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,583 billion and ¥1,507 billion at March 31, 2019 and 2020, respectively.
At March 31, 2019 and 2020, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥16,114 billion and ¥20,663 billion, respectively, of which ¥12,264 billion and ¥18,824 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet.